Financial instruments, Changes in liabilities arising from financing activities (Details) $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Changes in liabilities arising from financing activities [abstract]
Proceeds from agreement	£ 37,226,000	£ 36,654,000
Lease liabilities	26,610,000	27,233,000
Leasehold Properties [Member]
Changes in liabilities arising from financing activities [abstract]
Lease liabilities	26,610,000	27,233,000
Oxford Debt Agreement [Member]
Changes in liabilities arising from financing activities [abstract]
Proceeds from agreement | $			$ 50
Interest Bearing Loans and Borrowings [Member]
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities	£ 37,226,000	£ 36,654,000